INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INVENTORY
Schedule of inventory
	March 31,	December 31,
	2022	2021
	(Unaudited)
Nebulizers and components	$60,584	$48,671
Oral liquid health products	88,230	41,943
Other	4,036	73,688
Total Inventory	$152,850	$164,302

	December 31,	December 31
	2021	2020
Nebulizers and components	$48,671	$56,702
Oral liquid health products	41,943	-
Other	73,688	10,442
Total Inventory	$164,302	$67,144